NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Operating Expense (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Operating Expenses [Line Items]
Total	€ 12,676	€ 25,211
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	229	450
IT costs and maintenance	101	831
Services, subcontracting and fees	294	4,088
Personnel expenses	2,640	8,362
Depreciation, amortization & impairment	151	3,621
Other	16	(52)
Total	3,431	17,300
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	47	57
IT costs and maintenance	442	175
Services, subcontracting and fees	5,664	3,446
Personnel expenses	2,957	3,288
Depreciation and amortization	(110)	669
Other	246	277
Total	9,245	7,911
R&D | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	128	0
IT costs and maintenance	(14)	66
Services, subcontracting and fees	210	237
Personnel expenses	911	785
Depreciation, amortization & impairment	209	178
Other	0	7
Total	1,444	1,273
Regulatory | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	0
IT costs and maintenance	2
Services, subcontracting and fees	(144)	723
Personnel expenses	348	467
Depreciation, amortization & impairment	0
Other	0
Total	206	1,190
Clinical studies | Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	101	450
IT costs and maintenance	113	765
Services, subcontracting and fees	228	3,128
Personnel expenses	1,381	7,110
Depreciation, amortization & impairment	(58)	3,443
Other	16	(59)
Total	€ 1,781	€ 14,837